Stockholders' Equity - Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Components of accumulated other comprehensive loss
Unrecognized pension and postretirement costs, net of tax	$ (7,071)	$ (9,153)
Foreign currency translation losses, net of tax	(6,303)	(5,195)
Total accumulated other comprehensive loss, net of tax	$ (13,374)	$ (14,348)